LONG-TERM INVESTMENTS, NET - Schedule of equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Amount	$ 5,083	$ 11,844
Beijing Eastern Media Corporation Ltd. ("BEMC")
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Amount	$ 1,186	$ 1,338
LMHB
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Amount	$ 178	$ 193
Less: impairment on equity method investments:	$ (178)	$ (191)
Unicom Air Net Beijing Network Co Ltd
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	39.00%	39.00%
Amount	$ 3,897	$ 6,830